Fair Value Measurement - Summary of Unobservable Inputs Used in Fair Value Measurements on Recurring Basis Categorized Within Level 3 of Fair Value Hierarchy (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Accretion income		$ 1,000
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Fair Value, Measurements, Recurring | Level 3 | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Technique	Discounted cash flow	Discounted cash flow
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Fair Value, Measurements, Recurring | Level 3 | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Technique	Discounted cash flow	Discounted cash flow
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Fair Value, Measurements, Recurring | Level 3 | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Technique	Discounted cash flow	Discounted cash flow
Impact to Valuation from an Increased or Higher Input Value	Decrease	Decrease
Fair Value, Measurements, Recurring | Level 3 | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Discount rate	9.10%	7.60%
Expected weighted average loan life	4 months 24 days	6 months
Fair Value, Measurements, Recurring | Level 3 | Minimum | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	2.00%	2.00%
Fair Value, Measurements, Recurring | Level 3 | Minimum | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	7.50%	7.50%
Fair Value, Measurements, Recurring | Level 3 | Minimum | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Prepayment speed	1.70%	5.60%
Fair Value, Measurements, Recurring | Level 3 | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Discount rate	16.20%	18.60%
Expected weighted average loan life	11 years 6 months	8 years 2 months 12 days
Fair Value, Measurements, Recurring | Level 3 | Maximum | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	2.40%	2.40%
Fair Value, Measurements, Recurring | Level 3 | Maximum | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	9.90%	12.00%
Fair Value, Measurements, Recurring | Level 3 | Maximum | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Prepayment speed	9.00%	9.20%
Fair Value, Measurements, Recurring | Level 3 | Weighted Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Discount rate	12.80%	12.70%
Expected weighted average loan life	6 years 1 month 7 days	6 years 1 month 6 days
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Obligations of States, Municipalities, and Political Subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	2.20%	2.20%
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Single Issuer Trust Preferred
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Probability of default	8.90%	8.80%
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Prepayment speed	7.60%	7.20%